Leases (Narrative) (Detail) - USD ($) $ in Millions		3 Months Ended	9 Months Ended
	Jul. 31, 2016	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018 [1]
Leases Disclosure [Line Items]
Property, plant and equipment, net		$ 67,978	$ 67,978	$ 54,560
Accumulated depreciation, depletion and amortization		28,144	28,144	$ 22,018
Lease, term of commenced	5 years
Right-of-use asset	$ 67	159 [2]	159 [2]
Offsetting lease obligation	$ 67	162	162
Corporate office | Agreement with Lessor to Construct and Lease Corporate Office Property
Leases Disclosure [Line Items]
Extension term of lease	5 years
Required percentage payment to lessor for difference between project costs and sales proceeds	87.00%
Lessor | Corporate office | Agreement with Lessor to Construct and Lease Corporate Office Property
Leases Disclosure [Line Items]
Amount of financing commitments to fund estimated project costs	$ 365
Power Purchase Arrangements
Leases Disclosure [Line Items]
Property, plant and equipment, net		2,800	2,800
Accumulated depreciation, depletion and amortization		341	341
Rental revenue		64	146
Depreciation expense		$ 23	$ 70

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Included in property, plant and equipment in the Companies’ Consolidated Balance Sheets, net of $39 million, $3 million and $1 million of accumulated amortization at Dominion Energy, Virginia Power and Dominion Energy Gas, respectively, at September 30, 2019.